Contingencies, Commitments and Guarantees - Other commitments (Details) $ in Billions	12 Months Ended
Dec. 31, 2022 USD ($)
Other Commitments [Line Items]
Other commitments	$ 4.6
Minimum capital contributed (as a percent)	250.00%
Promissory Notes
Other Commitments [Line Items]
Principal amount percentage	100.00%
Net present value of interest payments (as a percent)	100.00%